Document and Entity Information	May 03, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 03, 2022
Entity Registrant Name	INPOINT COMMERCIAL REAL ESTATE INCOME, INC.
Entity Central Index Key	0001690012
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity File Number	001-40833
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	32-0506267
Entity Address, Address Line One	2901 Butterfield Road
Entity Address, City or Town	Oak Brook
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60523
City Area Code	800
Local Phone Number	826-8228
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	6.75% Series A Cumulative Redeemable Preferred Stock, par value $0.001 per share
Trading Symbol	ICR PR A
Security Exchange Name	NYSE